Accrued Expenses and Other Current Liabilities - Standard product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Balance at Beginning	¥ 2,704	¥ 2,529
Provided during the period	3,687	3,288
Utilized during the period	(3,052)	(3,113)
Balance at End	¥ 3,339	¥ 2,704